CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	€ 331,282	€ 281,040	€ 190,867
Restricted cash — current		1,692	1,692
Research and development incentive receivables — current	261	301	158
Financial assets — current	1,004,539	283,529	168,907
Prepaid expenses	9,022	2,995	2,338
Trade and other receivables	28,115	2,886	2,842
Total current assets	1,373,219	572,443	366,804
Non-current assets
Restricted cash — non-current	630	251	256
Research and development incentive receivables — non-current	8,566	4,883	3,033
Other non-current assets			125
Financial assets — non-current	2,596	1	1
Property, plant and equipment	8,167	824	676
Intangible assets	40,161	56	13
Total non-current assets	60,120	6,015	4,104
TOTAL ASSETS	1,433,339	578,458	370,908
Equity
Share capital	4,276	3,597	3,217
Share premium	1,308,539	673,454	430,518
Accumulated losses	(332,568)	(169,603)	(100,568)
Other reserves	70,499	30,947	11,764
Total equity	1,050,746	538,395	344,931
Non-current liabilities	222,636	7	1,460
Provisions for employee benefits	64	7	25
Lease liabilities — non-current	4,540
Deferred revenue — non-current	218,032		1,435
Current liabilities	159,957	40,056	24,517
Lease liabilities — current	1,974
Trade and other payables	85,301	37,072	15,285
Tax liabilities	344	823	597
Deferred revenue - current	72,338	2,161	8,635
Total liabilities	382,593	40,063	25,977
TOTAL EQUITY AND LIABILITIES	€ 1,433,339	€ 578,458	€ 370,908